PROSPECTUS SUPPLEMENT TO
                        VAN ECK WORLDWIDE INSURANCE TRUST
                             DATED SEPTEMBER 1, 1995
                          AS REVISED ON OCTOBER 3, 1995


                           AMENDMENT TO THE PROSPECTUS

EFFECTIVE FEBRUARY 20, 1996

MANAGEMENT                                                    PG 23

Gold and Natural Resources Fund is managed by Derek S. van Eck. The gold and precious metals portion of the portfolio is managed by Henry J. Bingham and the natural resources portion is managed by Derek van Eck and the other members of the Hard Assets team.


                                 Prospectus Supplement Dated February 20, 1996